PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2018
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of March 31,
	2017	2018

Medical equipment	$119,654	$144,685
Leasehold improvement	101,355	123,570
Computer equipment and application software	14,743	18,861
Furniture and fixtures	17,004	19,273
Motor vehicles	1,255	1,379
Construction in progress	195	242

Total cost	254,206	308,010
Less: accumulated depreciation and amortization	91,125	134,727

Property and equipment, net	$163,081	$173,283